Adoption of New and Revised Standards	12 Months Ended
Dec. 31, 2024
Adoption of New and Revised Standards [Abstract]
Adoption of new and revised Standards
2.	Adoption of new and revised Standards

New and amended IFRS Accounting Standards that are effective for the current year

The following standards and amendments have been adopted by the Group for the first time for the financial year beginning on January 1, 2024:

Amendments to IFRS 16 Leases	Lease Liability in a Sale and Leaseback
Amendments to IAS 1 Presentation of Financial Statements	Classification of liabilities as Current or Non-Current and Non-current Liabilities with Covenants
Amendments to IAS 7 Statement of Cash Flows and IFRS 7 Financial Instruments: Disclosures	Supplier Finance Arrangements

The adoption of Amendments to IAS 1 Presentation of Financial Statements has resulted in the classification of USD 940,777 of bank loan with convertible note as current liability which would otherwise have been classified as non-current liability. The adoption of remaining amendment does not have material impact on the audited consolidated financial statements of the Group.

The following new standards and amendments to standards have not come into effect for the financial year beginning January 1, 2024, and have not been early adopted by the Group in preparing these consolidated financial statements. None of these new standards and amendments to standards is expected to have a material effect on the consolidated financial statements of the Group.

Title	Effective date
Amendments to IAS 21 The Effects of Changes in Foreign Exchange Rates: Lack of Exchangeability	1 January 2025
Amendments to IFRS 18 Presentation and Disclosure in Financial Statements	1 January 2027
Amendments to IFRS 9 Financial Instruments and IFRS 7 Financial Instruments: Disclosure: Classification and Measurement of Financial Instruments	1 January 2026
Annual Improvements to IFRS – Volume 11	1 January 2026